Segment Information and Major Customers (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information and Major Customers [Abstract]
Percentage of entity's revenue	38.00%	37.00%	10.00%